Convertible Notes and Non-Convertible Promissory Notes - Schedule of Carrying Amounts of the Convertible Promissory Notes (Details) - Convertible Debt [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Carrying Amounts of the Convertible Promissory Notes [Line Items]
Total convertible notes, net		$ 7,005,407
2023 notes [Member]
Schedule of Carrying Amounts of the Convertible Promissory Notes [Line Items]
Principal		8,000,000
Less: unamortized debt discount and debt issuance costs		(2,468,190)
Carrying value, net		5,531,810
2024 notes [Member]
Schedule of Carrying Amounts of the Convertible Promissory Notes [Line Items]
Principal		1,581,192
Less: unamortized debt discount and debt issuance costs		(107,595)
Carrying value, net		$ 1,473,597